Dec. 17, 2020
IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Multi-Strategy Tracker ETF

INDEXIQ ETF TRUST

INDEXIQ ACTIVE ETF TRUST

(the “Trusts” and each series of the Trusts, a “Fund”)

Supplement dated December 17, 2020 (“Supplement”)

to each Fund’s Summary Prospectus and Prospectus dated August 28, 2020 (each, a “Prospectus”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, for each Fund, the first paragraph in the “Fees and Expenses of the Fund” section of the Prospectus is deleted in its entirety and replaced with the following:

This table describes fees and expenses that you may pay if you buy, sell or hold shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Investors Should Retain this Supplement for Future Reference